UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08886

                Scudder Flag Investors Equity Partners Fund, Inc.
                -------------------------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Flag Investors Equity Partners Fund
Investment Portfolio as of February 28, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------

                                                                                     Shares              Value ($)
                                                                               -----------------------------------


Common Stocks 94.3%
Consumer Discretionary 10.5%
Household Durables 1.8%
Blyth, Inc. (c)                                                                     179,300             5,699,947
                                                                                                     ------------
Media 6.0%
Clear Channel Communications, Inc.                                                  211,600             7,042,048
Comcast Corp. "A"*                                                                  103,100             3,355,905
Gannett Co., Inc.                                                                    46,700             3,677,625
LodgeNet Entertainment Corp.*                                                       102,503             1,809,178
Time Warner, Inc.*                                                                  205,000             3,532,150
                                                                                                     ------------
                                                                                                       19,416,906

Specialty Retail 2.7%
TJX Companies, Inc.                                                                 353,800             8,639,796
                                                                                                     ------------
Consumer Staples 2.2%
Food & Staples Retailing 0.5%
BJ's Wholesale Club, Inc.* (c)                                                       51,100             1,562,127
                                                                                                     ------------
Tobacco 1.7%
Altria Group, Inc.                                                                   81,200             5,330,780
                                                                                                     ------------
Energy 3.1%
Oil & Gas 3.1%
Kinder Morgan Management LLC*                                                       233,622            10,027,056
Kinder Morgan, Inc.                                                                     202                16,195
                                                                                                     ------------
                                                                                                       10,043,251

Financials 34.1%
Banks 3.4%
Fifth Third Bancorp. (c)                                                             65,600             2,936,912
Wells Fargo & Co.                                                                   135,600             8,051,928
                                                                                                     ------------
                                                                                                       10,988,840

Consumer Finance 4.9%
AmeriCredit Corp.* (c)                                                              463,800            10,927,128
Capital One Financial Corp.                                                          65,400             5,014,872
                                                                                                     ------------
                                                                                                       15,942,000

Diversified Financial Services 7.3%
Citigroup, Inc.                                                                     272,372            12,997,592
Freddie Mac                                                                         167,000            10,354,000
                                                                                                     ------------
                                                                                                       23,351,592

Insurance 12.7%
Berkshire Hathaway, Inc. "B"*                                                         4,700            14,170,500
Hilb, Rogal & Hobbs Co. (c)                                                          59,000             2,024,290
Montpelier Re Holdings Ltd. (c)                                                      17,000               688,500
Prudential Financial, Inc.                                                          227,000            12,939,000
Quanta Capital Holdings Ltd.*                                                       250,000             2,312,500
XL Capital Ltd. "A"                                                                 116,108             8,708,100
                                                                                                     ------------
                                                                                                       40,842,890

Real Estate 5.8%
American Financial Realty Trust (REIT)                                              900,000            13,194,000
American Home Mortgage Investment Corp. (REIT) (c)                                   81,000             2,523,150
Capital Lease Funding, Inc. (REIT)                                                   84,300             1,028,460
Saxon Capital, Inc. (REIT)(c)                                                       100,000             1,796,000
                                                                                                     ------------
                                                                                                       18,541,610

Health Care 10.9%
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.                                                          148,700             5,302,642
                                                                                                     ------------
Health Care Providers & Services 9.2%
Cardinal Health, Inc.                                                                55,000             3,220,250
Coventry Health Care, Inc.*                                                          62,600             3,950,060
IMS Health, Inc.                                                                     35,500               864,425
Laboratory Corp. of America Holdings*                                                10,000               478,900
WellChoice, Inc.* (c)                                                                41,500             2,143,475
WellPoint, Inc.*                                                                    154,800            18,894,888
                                                                                                     ------------
                                                                                                       29,551,998

Pharmaceuticals 0.1%
Pfizer, Inc.                                                                          8,000               210,320
                                                                                                     ------------
Industrials 23.3%
Aerospace & Defense 1.9%
United Technologies Corp.                                                            59,500             5,942,860
                                                                                                     ------------
Building Products 5.1%
American Standard Companies, Inc.*                                                  360,000            16,488,000
                                                                                                     ------------
Commercial Services & Supplies 6.1%
Allied Waste Industries, Inc.* (c)                                                  661,000             5,433,420
Cendant Corp.                                                                       615,050            13,604,906
PHH Corp.* (c)                                                                       30,752               645,792
                                                                                                     ------------
                                                                                                       19,684,118

Industrial Conglomerates 3.3%
Tyco International Ltd.                                                             317,800            10,639,944
                                                                                                     ------------
Machinery 1.8%
SPX Corp. (c)                                                                       131,700             5,863,284
                                                                                                     ------------
Road & Rail 5.1%
Canadian National Railway Co.                                                       264,000            16,352,160
                                                                                                     ------------
Information Technology 6.3%
Computers & Peripherals 2.7%
International Business Machines Corp.                                                91,800             8,498,844
                                                                                                     ------------
IT Consulting & Services 3.6%
First Data Corp.                                                                    281,579            11,550,370
                                                                                                     ------------
Materials 3.6%
Metals & Mining
CONSOL Energy, Inc.                                                                 250,000            11,460,000
                                                                                                     ------------
Telecommunication Services 0.3%
Diversified Telecommunication Services
Iowa Telecommunications Services, Inc.                                               40,000               794,400
                                                                                                     ------------

Total Common Stocks (Cost $169,463,316)                                                               302,698,679
                                                                                                     ------------
Securities Lending Collateral 3.2%
Daily Assets Fund Institutional, 2.57% (b)(d)
(Cost $10,336,086)                                                               10,336,086            10,336,086
                                                                                                     ------------
Cash Equivalents 3.2%
Scudder Cash Management QP Trust, 2.49% (a)
(Cost $10,329,396)                                                               10,329,396            10,329,396
                                                                                                     ------------

                                                                                     % of
                                                                                    Net Assets         Value ($)
                                                                                    ----------         ---------

Total Investment Portfolio  (Cost $190,128,798)                                       100.7           323,364,161
Other Assets and Liabilities, Net                                                      -0.7            -2,103,707
                                                                                                     ------------
Net Assets                                                                            100.0           321,260,454
                                                                                                     ============


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2005 amounted to $10,098,374, which is 3.1% of net assets.

(d) Represents collateral held in connection with securities lending.

REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Flag Investors Equity Partners Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Flag Investors Equity Partners Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005